Fair Value Measurements - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 375,037	$ 366,886
Securitization and structured entities' liabilities	36,840	27,094
Financial liabilities at fair value through profit or loss, category [member]
Fair value of financial instruments on balance sheet [line items]
Structured note liabilities	41,345	35,300
Structured deposits	591	341
Metal deposits	215	204
Securitization and structured entities' liabilities	12,896	2,463
Money market deposits	8,855	0
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments on balance sheet [line items]
Residential mortgages loans	60	1,676
Business and government	8,871	5,720
Financial assets at fair value through other comprehensive income [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 58	$ 58